Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

4. INVENTORIES

Inventories consisted of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Smart electric vehicles	$430	$1,313
Auto parts and other materials	552	1,110
Total	$982	$2,423

During the six months ended June 30, 2025 and 2024, the Group recognized inventory write-downs of US$0.7 million and nil, respectively, within cost of revenues. The write-down in 2025 was primarily due to the estimated net realizable value of the related inventories falling below their carrying cost.

6. INVENTORIES, NET

Inventories, net consisted of the following:

	As of December 31,
	2024	2023
Smart electric vehicles	$1,313	$175
Vehicles in production	—	6,545
Auto parts and other materials	1,110	1,050
Total	$2,423	$7,770

During the years ended December 31, 2024, 2023, and 2022, the Group recognized inventory write-downs of US$0.9 million, US$16.1 million, and nil, respectively, within cost of revenues. The write-down in 2024 was primarily due to the estimated net realizable value of the related inventories falling below their carrying cost.